Estimated Fair Values Of Assets Acquired And Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 I Bank	Apr. 01, 2012 I Bank	Dec. 31, 2012 Community Group	Oct. 01, 2012 Community Group	Dec. 31, 2012 Town Center Bank and Farmersville Bancshares, Inc.	Dec. 31, 2010 Town Center Bank and Farmersville Bancshares, Inc.
Assets of acquired bank:
Cash and cash equivalents					$ 19,993		$ 26,237		$ 21,039
Federal funds sold									16,780
Certificates of deposit held in other banks	17,078	0	0		17,078
Securities available for sale	10,314	0	9,937				10,314		9,937
Investment in restricted stock	1,417	0	204		702		715		204
Loans	180,448	0	67,505		116,948		63,500		67,505
Premises and equipment	5,717	0	14,541		2,165		3,530		14,541
Other real estate	1,573	0	4,553		416		1,157		4,553
Goodwill	17,746	0	0	12,967	12,967	4,779	4,779
Core deposit intangible	1,362	0	1,748		1,097		265		1,748
Other assets	1,669	0	564		1,221		470		564
Total assets	237,324	0	99,052		172,587		110,967		136,871
Liabilities of acquired bank:
Deposits	216,444	0	120,431		122,876		93,568		120,431
Subordinated debt assumed in Farmersville transaction									2,285
Junior subordinated debentures	3,609	0	0				3,609
FHLB advances	12,500	0	0		12,500
Other borrowings									1,350
Accrued expenses and other liabilities	700	0	949		211		489		949
Total liabilities	233,253	0	125,015		135,587		97,666		125,015
Common stock issued in transaction	3,701	0	3,311				3,701		3,311
Cash paid in transaction	46,600	0	101		37,000		9,600		101
Contingent consideration recorded in Town Center transaction	0	0	1,752						1,752
Bargain purchase gain recorded on acquisitions	$ 0	$ 0	$ 6,692					$ 6,692	$ 6,692